Property, plant and equipment - Asset Retirement Obligation (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [abstract]
Asset Retirement Obligation	R$ 65,327,000	R$ 52,566,000